Share-Based Compensation - Additional Information (Detail)						1 Months Ended					12 Months Ended							82 Months Ended
	Dec. 07, 2015 shares	Nov. 17, 2015 Employee $ / shares	Jun. 13, 2015 Employee $ / shares	Apr. 22, 2013 Employee $ / shares	Dec. 08, 2010 USD ($) $ / shares shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 $ / shares shares	Jul. 31, 2011	May. 31, 2011 $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 ¥ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting											8,200,000	8,200,000
Share-based compensation											¥ 34,007,629	$ 5,249,873	¥ 3,672,300		¥ 29,237,416
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date	Dec. 07, 2018
Share-based compensation											¥ 1,200,000	$ 200,000	2,200,000		7,600,000
Equity granted	500,000				1,500,000
Stock award term	3 years				5 years
Fair value of equity granted | $ / shares					$ 6.48
Cumulative profit | $					$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted					500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted					1,000,000
Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting											4,555,556	4,555,556
Options granted, exercise price | $ / shares																			$ 2.6
Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting											2,733,334	2,733,334
Options granted, exercise price | $ / shares																			5.2
Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting											911,110	911,110
Options granted, exercise price | $ / shares																			$ 7.8
Ordinary shares granted to each Four non-executive directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | (per share)								$ 6.03		$ 6.03							¥ 6.03
Share-based compensation											¥ 0	$ 0	0		400,000
Equity granted										30,000
Equity expected to vest each year from 2011 to 2013 so long as such directors continue their services during period										10,000
Equity vested						40,000	40,000	40,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period											4 years	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period											1 year	1 year
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance											6,449,614							6,449,614	6,449,614	14,449,614
Stock options vesting percentage on each anniversary after grant date											33.33%	33.33%
Options to purchase ordinary share, outstanding shares											12,877,718							12,877,718	12,877,718
Options to purchase ordinary shares, available for future grants											120,925							120,925	120,925
Share-based compensation											¥ 32,000,000	$ 4,900,000	¥ 100,000		16,700,000
Unrecognized compensation cost											¥ 25,400,000							¥ 25,400,000	$ 3,900,000
Unrecognized compensation cost related to non-vested options, recognition period											3 years 9 months 22 days	3 years 9 months 22 days
2004 Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options contractual term											5 years	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares											4,677,718		3,070,491	3,070,491				4,677,718	4,677,718
Total intrinsic value of options exercised | $												$ 0		$ 21,701		$ 119,624
Fair value of options granted | $ / shares												$ 0.65				$ 0.99
Options granted											1,910,000	1,910,000	0	0
Non-vested equity interest of Jiushi granted to employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation											¥ 0	$ 0	¥ 400,000		700,000
Equity interest granted									20.00%
Fair value of equity granted | ¥											¥ 2,200,000							¥ 2,200,000
Predetermined Market Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares											7,000,000							7,000,000	7,000,000
Options granted											7,000,000	7,000,000
Predetermined Market Condition | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.69
Predetermined Market Condition | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.68
Predetermined Market Condition | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.60
Predetermined Market Condition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.69
Predetermined Market Condition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.60
Predetermined Market Condition and Service Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares											1,200,000		0	0				1,200,000	1,200,000
Options granted											1,200,000	1,200,000
Service period											3 years	3 years
Predetermined Market Condition and Service Conditions | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.71
Predetermined Market Condition and Service Conditions | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.68
Predetermined Market Condition and Service Conditions | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.60
Predetermined Market Condition and Service Conditions | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												0.71
Predetermined Market Condition and Service Conditions | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.60
Modification of Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected | Employee		15	25	234
Options granted, exercise price | $ / shares		$ 1.53	$ 1.78	$ 2.41
Original exercise price range, lower range limit | $ / shares		1.78		7.36
Original exercise price range, upper range limit | $ / shares		$ 2.41		$ 4.78
Options, expiration date			Aug. 26, 2020
Incremental compensation cost recognized											¥ 11,800,000	$ 1,800,000	¥ 900,000	$ 200,000	3,800,000	$ 600,000
Modification of Share-Based Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date			Dec. 10, 2015
Modification of Share-Based Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date			Aug. 26, 2015
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																					22,855,591	13,626,955
Options to purchase ordinary share, outstanding shares											10,649,893		5,550,357	5,550,357				10,649,893	10,649,893
Options to purchase ordinary shares, available for future grants											10,301,444							10,301,444	10,301,444
Total intrinsic value of options exercised | $												$ 1,200		$ 162,279		$ 14,762
Options granted											9,228,621	9,228,621
Share-based compensation											¥ 800,000	$ 100,000	¥ 1,000,000		¥ 3,800,000
Unrecognized compensation cost											¥ 800,000							¥ 800,000	$ 100,000
Unrecognized compensation cost related to non-vested options, recognition period											3 years 2 months 12 days	3 years 2 months 12 days
Stock award term											10 years	10 years
Option granted																		38,191,879
Share-based awards vesting period											4 years	4 years
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant											5 years	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.149
Stock options, exercise price | $ / shares																			$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares												$ 0.012
Stock options, exercise price | $ / shares																			$ 0.0001